STOCK BASED COMPENSATION	12 Months Ended
Sep. 30, 2013
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION

NOTE 18 - STOCK BASED COMPENSATION

On January 8, 2013, the shareholders of Poage Bankshares, Inc. approved the Poage Bankshares, Inc. 2013 Equity Incentive Plan (the "Plan") for employees and directors of the Company. The Plan authorizes the issuance of up to 472,132 shares of the Company's common stock, with no more than 134,895 of shares as restricted stock awards and 337,237 as stock options, either incentive stock options or non-qualified stock options. The exercise price of options granted under the Plan may not be less than the fair value on the date the stock option is granted. The compensation committee of the board of directors has sole discretion to determine the amount and to whom equity incentive awards are granted.

On April 16, 2013, the compensation committee of the board of directors approved the issuance of 134,895 shares of restricted stock to its directors and officers. In addition, on May 10, 2013, the compensation committee of the board of directors approved the issuance of 290,000 stock options to its directors and officers. All stock options and restricted stock awards vest ratably over five years. Stock options expire ten years after issuance. Apart from the vesting schedule for both stock options and restricted stock, there are no performance-based conditions or any other material conditions applicable to the awards issued.

The following table summarizes stock option activity for the year ended September 30, 2013:

		Exercise
	Options	Price
Outstanding - October 1, 2012	-	-
Granted	290,000	$15.00
Exercised	-	-
Forfeited	-	-
Outstanding - September 30, 2013	290,000	$15.00
Fully vested and exercisable at September 30, 2013	-	-
Expected to vest in future periods	290,000	-

The fair value for each option grant is estimated on the date of grant using the Black-Scholes-Merton option pricing model that uses the following assumptions. The Company uses the U.S. Treasury yield curve in effect at the time of the grant to determine the risk-free interest rate. The expected dividend yield is estimated using the projected annual dividend level and recent stock price of the Company's common stock at the date of grant. Expected stock volatility is based on historical volatilities of the Company's common stock. The expected term of the options is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable.

The weighted-average assumptions used in the Black-Scholes-Merton option pricing model to determine the fair value of options granted was as follows:

Risk-free interest rate	1.31%
Expected dividend yield	1.06%
Expected stock volatility	12.94
Expected life (years)	7
Weighted average fair value of options granted	$2.00

Stock options are assumed to be earned ratably over their respective vesting periods and charged to compensation expense based upon their grant date fair value and the number of options assumed to be earned. No options were earned during the year ended September 30, 2013. Stock-based compensation expense for stock options for the year ended September 30, 2013 was $43,000. Total unrecognized compensation cost related to non-vested stock options was $537,000 at September 30, 2013 and is expected to be recognized over a period of 5.0 years.

The following table summarizes non-vested restricted stock activity for the year ended September 30, 2013:

2013
Balance - October 1, 2012	-
Granted	134,895
Forfeited	(1,347)
Vested	-
Balance - September 30, 2013	133,548

The fair value of the restricted stock awards is amortized to compensation expense over the vesting period (generally five years) and is based on the market price of the Company's common stock at the date of grant multiplied by the number of shares granted that are expected to vest. The weighted-average grant date fair value of restricted stock granted during the year ended September 30, 2013 was $15.10 per share or $2,037,000. Stock-based compensation expense for restricted stock included in salaries and benefits for the year ended September 30, 2013 was $185,000. Unrecognized compensation expense for non-vested restricted stock awards was $1,832,000 and is expected to be recognized over a weighted-average period of 5 years.